Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2016
Fair Value Disclosures [Abstract]
Schedule of Fair Value of Assets Measured on Recurring Basis

The following table presents the assets reported on the consolidated statements of financial condition at their fair value as of December 31, 2016 and December 31, 2015, by level within the fair value hierarchy.

(Dollars in thousands)	Level I	Level II	Level III	Total

Assets:	December 31, 2016
Securities available-for-sale
U.S. Treasury security	$1,001	$–	$–	$1,001
U.S. Government agencies	–	6,402	–	6,402
Mortgage-backed securities of government agencies	–	55,837	–	55,837
Other mortgage-backed securities	–	65	–	65
Asset-backed securities of government agencies	–	1,266	–	1,266
State and political subdivisions	–	29,708	–	29,708
Corporate bonds	–	9,516	–	9,516

Total debt securities	1,001	102,794	–	103,795
Equity securities	80	–	–	80

Total available-for-sale securities	$1,081	$102,794	$–	$103,875

Assets:	December 31, 2015

Securities available-for-sale
U.S. Treasury security	$1,000	$–	$–	$1,000
U.S. Government agencies	–	18,118	–	18,118
Mortgage-backed securities of government agencies	–	63,179	–	63,179
Other mortgage-backed securities	–	104	–	104
Asset-backed securities of government agencies	–	1,392	–	1,392
State and political subdivisions	–	25,301	–	25,301
Corporate bonds	–	18,811	–	18,811

Total debt securities	1,000	126,905	–	127,905
Equity securities	64	–	–	64

Total available-for-sale securities	$1,064	$126,905	$–	$127,969

Schedule of Fair Value of Assets Measured on Nonrecurring Basis

The following table presents the assets measured on a nonrecurring basis on the consolidated balance sheets at their fair value as of December 31, 2016 and December 31, 2015, by level within the fair value hierarchy.

(Dollars in thousands)	Level I	Level II	Level III	Total

Assets measured on a nonrecurring basis	December 31, 2016
Impaired loans	$–	$–	$6,427	$6,427

Assets measured on a nonrecurring basis	December 31, 2015
Impaired loans	$–	$–	$8,335	$8,335

Schedule of Quantitative Information of Assets Measured at Fair Value on Nonrecurring Basis

The following table presents additional quantitative information about assets measured at fair value on a nonrecurring basis and for which the Company has utilized Level III inputs to determine fair value:

Quantitative Information about Level III Fair Value Measurements

(Dollars in thousands)	Fair Value Estimate	Valuation Techniques	Unobservable Input	Range (Weighted Average)

			December 31, 2016

Impaired loans	$5,331	Discounted cash flow	Remaining term Discount rate	6 mos to 29.9 yrs / (61.1 mos 3.1% to 12.0% / (4.9	) %)

	1,097	Appraisal of collateral[1]	Appraisal adjustments[2] Liquidation expense[2]	0% to –50% (–21.7 –10	%) %

			December 31, 2015
Impaired loans	$7,256	Discounted cash flow	Remaining term Discount rate	2 mos to 29.5 yrs / (55 mos 3.1% to 8.3% / (4.3	) %)

	1,079	Appraisal of collateral[1]	Appraisal adjustments[2] Liquidation expense[2]	–20% to –30% (–26 –10	%) %

[1] Fair value is generally determined through independent appraisals of the underlying collateral, which generally include various inputs which are not identifiable.

[2] Appraisals may be adjusted by management for qualitative factors such as estimated liquidation expenses. The range of liquidation expenses and other appraisal adjustments are presented as a percent of the appraisal.